Other Revenues (Expenses) (Details) - Schedule of other revenues expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other revenues:
Chartered flights revenue	$ 2,260	$ 1,844	$ 372
Gain on disposal of property, premises and equipment	26
Total	2,286	1,844	372
Other expenses:
Aircraft operational cost	(2,168)	(1,883)	(1,260)
Aircraft depreciation expense (see note 13)	(660)	(750)	(632)
Loss on disposal of property, premises and equipment		(60)
Total	$ (2,828)	$ (2,693)	$ (1,892)